[Federal Life Insurance Company (Mutual) Letterhead]
September 7, 2010
VIA EDGAR
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549-0506

Re:	Federal Life Variable Annuity Account-A File Nos.: 333-147464; 811-02570 CIK: 0000034867 Rule 30b2-1 Filing
Dear Sir or Madam:
As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Federal Life Variable Annuity Account-A, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the underlying management investment company, Federal Life Trust. This filing constitutes the filing of this report as required by Rule 30b2-1 under the Act.
Pursuant to Rule 30d-1 under the Act, on September 1, 2010, Federal Life Trust filed its semi-annual report on Form N-CSR with the Securities and Exchange Commission (CIK: 0001418969). To the extent necessary, this filing is incorporated herein by reference.
We have also included with this filing the semi-annual report of Federal Life Variable Annuity Account-A, which was mailed to its contract owners on August 27, 2010.
Very truly yours,

/s/ William S. Austin William S. Austin
President and Chief Operating Officer
Federal Life Insurance Company (Mutual)

Federal Life Insurance Company (Mutual) 3750 West Deerfield Road • Riverwoods, Illinois 60015 • (847) 520-1900
August 27, 2010
To Contract Owners and Participants:
We are pleased to forward our semi-annual report for the period ending June 30, 2010, reflecting the financial condition of the Federal Life Variable Annuity Account A. Values of accumulation units for the account divisions that make up the separate account are shown under the section “Net Assets” in the statement of assets and liabilities of the account. Total net assets attributable to contract owners at the end of this period are $ 18,255,694.
Federal Life Variable Annuity Account A, a segregated investment established by Federal Life Insurance Company (Mutual), invests its funds at net asset value in shares of the Vanguard group of mutual funds.
The operating results of the mutual funds representing investments of the account divisions that apply to your policy may be found in the latest financial report of such mutual funds. The mutual funds reporting period may not always coincide with the reporting period for Federal Life Variable Annuity Account A.
If you have any questions or would like any additional information, please call Jenny Mach at (800) 233-3750 extension 335. Your participation in Federal Life Variable Annuity Account A is greatly appreciated.

William S. Austin
President and Chief Operating Officer

Federal Life Variable Annuity Account A
Semi-Annual Report
June 30, 2010
(Unaudited)
Semi-Annual Report of
Federal Life Variable Annuity Account A
Prepared and provided by:
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, IL 60015
This report is submitted for the general information of owners of Federal Life Variable Annuity Account A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

Federal Life Variable Annuity Account A
Semi-Annual Report
June 30, 2010
(Unaudited)

Federal Life Variable Annuity Account A
Statement of Assets and Liabilities
June 30, 2010

ASSETS

Investments at Market Value (note B)

Vanguard Wellesley Income Fund
33,667.190	admiral class non-qualified shares (cost $1,106,028) @	$49.25	$1,658,109

Vanguard Long-Term Corporate Fund
17.540	investor class qualified shares (cost $712) @	$9.46	166
67,535.310	admiral class non-qualified shares (cost $622,936) @	$9.46	638,884

Vanguard Windsor Fund
42,254.160	admiral class qualified shares (cost $1,536,130) @	$36.66	1,549,037
239,145.980	admiral class non-qualified shares (cost $9,495,489) @	$36.66	8,767,091

Vanguard Wellington Fund
1,769.530	investor class qualified shares (cost $37,223) @	$27.49	48,644
63,283.730	admiral class non-qualified shares (cost $2,525,149) @	$47.47	3,004,079

Vanguard Morgan Growth Fund
1,804.650	investor class qualified shares (cost $55,906) @	$44.25	79,856
18,360.400	admiral class non-qualified shares (cost $749,992) @	$44.25	812,448

Vanguard Prime Money Market Fund
78,562.600	investor class qualified shares (cost $78,563) @	$1.00	78,563
1,671,724.600	investor class non-qualified shares (cost $1,671,725) @	$1.00	1,671,725

Federal Life Equity Portfolio
748.052	(cost $7,626) @	$10.05	7,518

Federal Life Fixed Income Portfolio
251.750	(cost $2,546) @	$10.40	2,618

TOTAL ASSETS			18,318,738

LIABILITIES

Accrued Expenses Due Affiliate (note C)			419
Other Due Affiliate			62,625

TOTAL LIABILITIES			63,044

NET ASSETS			$18,255,694

See notes to financial statements

Federal Life Variable Annuity Account A
Statement of Assets and Liabilities (continued)
June 30, 2010

NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS

Vanguard Wellesley Income Fund
82,272.898	admiral class non-qualified accumulation units @	$20.085646	$1,652,504

Vanguard Long-Term Corporate Fund
10.197	investor class qualified accumulation units @	$13.560417	138
46,446.483	admiral class non-qualified accumulation units @	$13.790342	640,513

Vanguard Windsor Fund
33,420.672	admiral class qualified accumulation units @	$34.353068	1,148,103
	Reserve For Payout Annuity		373,717
364,617.351	admiral class non-qualified accumulation units @	$23.983545	8,744,817
	Reserve For Payout Annuity		5,632

Vanguard Wellington Fund
1,895.109	investor class qualified accumulation units @	$25.624935	48,562
139,864.856	admiral class non-qualified accumulation units @	$21.442851	2,999,101

Vanguard Morgan Growth Fund
3,355.965	investor class qualified accumulation units @	$23.584545	79,149
46,918.577	admiral class non-qualified accumulation units @	$17.275397	810,537

Vanguard Prime Money Market Fund
16,563.685	investor class qualified accumulation units @	$4.662751	77,232
357,210.825	investor class non-qualified accumulation units @	$4.662751	1,665,585

Federal Life Equity Portfolio
741.469	accumulation units @	$10.106308	7,494

Federal Life Fixed Income Portfolio
250.271	accumulation units @	$10.427487	2,610

TOTAL NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS			$18,255,694

See notes to financial statements

Federal Life Variable Annuity Account A
Statement of Operations and Changes in Net Assets
For the Periods Ended June 30, 2010 and 2009
Vanguard Wellesley Income Fund

	Admiral Class	Admiral Class
	Non-qualified	Non-qualified
	06/30/10	06/30/09
Income — Reinvested dividends	$32,009	$38,569

Expense — Mortality and expense	7,087	6,382

Net investment income (loss)	24,922	32,187

Net realized and unrealized gain (loss) on investments	(2,507)	(18,415)

Increase (decrease) in net assets from operations	22,415	13,772

Net purchase (redemption) payments received (disbursed)	(59,283)	(97,601)

Increase (decrease) in net assets	(36,868)	(83,829)

Net Assets:
Beginning of period	1,689,372	1,636,556

End of period	$1,652,504	$1,552,727

Vanguard Long-Term Corporate Fund

	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/10	06/30/09	06/30/10	06/30/09
Income — Reinvested dividends	$5	$4	$29,707	$29,279

Expense — Mortality and expense	0	0	4,256	3,756

Net investment income (loss)	5	4	25,452	25,523

Net realized and unrealized gain (loss) on investments	6	(5)	45,443	(31,100)

Increase (decrease) in net assets from operations	11	(1)	70,895	(5,577)

Net purchase (redemption) payments received (disbursed)	0	0	(451,973)	(6,800)

Increase (decrease) in net assets	11	(1)	(381,078)	(12,377)

Net Assets:
Beginning of period	127	118	1,021,591	959,048

End of period	$138	$117	$640,513	$946,671

See notes to financial statements

Federal Life Variable Annuity Account A
Statement of Operations and Changes in Net Assets (continued)
For the Periods Ended June 30, 2010 and 2009
Vanguard Windsor Fund

	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/10	06/30/09	06/30/10	06/30/09
Income — Reinvested dividends	$11,247	$15,335	$63,659	$87,871

Expense — Mortality and expense	5,438	5,522	41,191	31,564

Net investment income (loss)	5,809	9,813	22,468	56,307

Net realized and unrealized gain (loss) on investments	(143,525)	65,216	(839,188)	452,084

Increase (decrease) in net assets from operations	(137,716)	75,029	(816,720)	508,391

Net purchase (redemption) payments received (disbursed)	(59,550)	(720,879)	(62,998)	(238,630)

Increase (decrease) in net assets	(197,266)	(645,850)	(879,718)	269,762

Net Assets:
Beginning of period	1,719,086	2,029,555	9,630,167	7,805,776

End of period	$1,521,820	$1,383,705	$8,750,449	$8,075,538

Vanguard Wellington Fund

	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/10	06/30/09	06/30/10	06/30/09
Income — Reinvested dividends	$725	$761	$47,109	$48,014

Expense — Mortality and expense	214	171	13,266	10,674

Net investment income (loss)	511	590	33,843	37,340

Net realized and unrealized gain (loss) on investments	(2,389)	1,348	(148,400)	68,420

Increase (decrease) in net assets from operations	(1,878)	1,938	(114,557)	105,760

Net purchase (redemption) payments received (disbursed)	0	0	(630)	(123,862)

Increase (decrease) in net assets	(1,878)	1,938	(115,187)	(18,102)

Net Assets:
Beginning of period	50,440	41,631	3,114,288	2,687,383

End of period	$48,562	$43,569	$2,999,101	$2,669,281

See notes to financial statements

Federal Life Variable Annuity Account A
Statement of Operations and Changes in Net Assets (continued)
For the Periods Ended June 30, 2010 and 2009
Vanguard Morgan Growth Fund (Note B)

	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/10	06/30/09	06/30/10	06/30/09
Income — Reinvested dividends	$0	$0	$0	$0

Expense — Mortality and expense	364	296	3,722	2,818

Net investment income (loss)	(364)	(296)	(3,722)	(2,818)

Net realized and unrealized gain (loss) on investments	(5,485)	5,919	(56,172)	57,406

Increase (decrease) in net assets from operations	(5,848)	5,623	(59,894)	54,587

Net purchase (redemption) payments received (disbursed)	0	(29,153)	0	(49,800)

Increase (decrease) in net assets	(5,848)	(23,529)	(59,894)	4,787

Net Assets:
Beginning of period	84,997	92,735	870,431	703,927

End of period	$79,149	$69,206	$810,537	$708,714

Vanguard Prime Money Market Fund

	Investor Class	Investor Class	Investor Class	Investor Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/10	06/30/09	06/30/10	06/30/09
Income — Reinvested dividends	$13	$361	$285	$8,780

Expense — Mortality and expense	326	337	7,531	8,254

Net investment income (loss)	(314)	24	(7,247)	527

Increase (decrease) in net assets from operations	(314)	22	(7,244)	608

Net purchase (redemption) payments received (disbursed)	(330)	(334)	(189,807)	(61,325)

Increase (decrease) in net assets	(644)	(311)	(197,051)	(60,717)

Net Assets:
Beginning of period	77,876	80,156	1,862,636	1,992,468

End of period	$77,232	$79,845	$1,665,585	$1,931,751

See notes to financial statements

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (continued)
For the Periods Ended June 30, 2010 and 2009
Federal Life Equity Portfolio

	06/30/10	06/30/09
Income — Reinvested dividends	$0	$0

Expense — Mortality and expense	0	0

Net investment income	0	0

Net realized gain on investments	(482)	0

Increase in net assets from operations	(482)	0

Net purchase payments received	0	0

Increase in net assets	(482)	0

Net Assets:
Beginning of period	7,976	0

End of period	$7,494	$0

Federal Life Fixed Income Portfolio

	06/30/10	06/30/09
Income — Reinvested dividends	$0	$0

Expense — Mortality and expense	0	0

Net investment income	0	0

Net realized and unrealized (loss) on investments	110	0

Increase (decrease) in net assets from operations	110	0

Net purchase payments received	0	0

Increase in net assets	110	0

Net Assets:
Beginning of period	2,500	0

End of period	$2,610	$0

See notes to financial statements

Federal Life Variable Annuity Account A
Notes to Financial Statements
June 30, 2010
Note A — The Account
Federal Life Variable Annuity Account A (the “Account”) is a separate account of Federal Life Insurance Company (Mutual) (“Federal Life”). The Account is registered as a unit investment trust under the Investment Company Act of 1940.
Under applicable insurance law, the assets and liabilites of the Account are clearly identified and distinguished from Federal Life’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.
Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal Life and may result in additional amounts being transferred in to the variable annuity account by Federal Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be to Federal Life.
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Note B — Investments
The net asset value of the investment in each mutual fund represents the market value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain distributions are recorded as income on the ex-dividend date, with the distributions being reinvested. Long-term capital gain distributions are recorded on the ex-dividend date as net realized and unrealized gain (loss) by investments, with the distribution being reinvested. Cost represents the average cost of shares purchased, less redemptions.
The cost of purchases and proceeds from sales of investments for the periods ended June 30, 2010 and 2009 were as follows:

	2010		2009
	Purchases	Sales	Purchases	Sales
Vanguard Wellesley Income Fund	$—	$59,283	$—	$97,601
Vanguard Long-Term Corporate Fund	—	451,973	—	6,800
Vanguard Windsor Fund	—	122,548	—	959,509
Vanguard Wellington Fund	—	630	—	123,862
Vanguard Morgan Growth Fund	—	—	—	78,953
Vanguard Prime Money Market Fund	—	190,137	—	61,659
Federal Life Equity Portfolio	—	—	—	—
Federal Life Fixed Income Portfolio	—	—	—	—

	$—	$824,571	$—	$1,328,384

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2010
Note C — Mortality and Expense Assurances
Deductions of .00233% and .00137% per daily valuation period (annual basis of .85% and .50%) of the current value of the Account are made to Federal Life for mortality and expense assurances for the Vanguard Funds and the Federal Life Portfolios, respectively.
Note D — Federal Income Taxes
The operations of the Account form a part of, and are taxed with, the operations of Federal Life, which under the Internal Revenue Code is taxed as a “life insurance company”. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income, or on the realized gain on the Account.

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2010
Note E — Changes in Units Outstanding
Vanguard Wellesley Income Fund

	Admiral Class	Admiral Class
	Non-qualified	Non-qualified
	06/30/10	06/30/09
Unit value, beginning of period	$19.82	$17.22

Unit value, end of period	$20.09	$17.52

Number of units outstanding, beginning of period	85,220.220	95,064.947

Withdrawals	(2,947.322)	(291.205)

Transfers between Account divisions, net	0.000	(6,152.311)

Number of units outstanding, end of period	82,272.898	88,621.431

Vanguard Long-Term Corporate Fund

	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/10	06/30/09	06/30/10	06/30/09
Unit value, beginning of period	$12.48	$11.57	$12.68	$11.74

Unit value, end of period	$13.56	$11.50	$13.79	$11.68

Number of units outstanding, beginning of period	10.197	10.197	80,559.354	81,656.895

Withdrawals	0.000	0.000	(387.641)	(616.394)

Transfers between Account divisions, net	0.000	0.000	(33,725.230)	0.000

Number of units outstanding, end of period	10.197	10.197	46,446.483	81,040.501

Vanguard Windsor Fund

	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/10	06/30/09	06/30/10	06/30/09
Unit value, beginning of period	$37.57	$28.09	$26.23	$19.61

Unit value, end of period	$34.35	$29.97	$23.98	$20.92

Number of units outstanding, beginning of period	34,474.679	60,136.918	366,937.110	397,803.752

Withdrawals	(1,054.007)	(23,653.946)	(2,319.759)	(422.150)

Transfers between Account divisions, net	0.000	(2,008.293)	0.000	(11,642.594)

Number of units outstanding, end of period	33,420.672	34,474.679	364,617.351	385,739.008

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2010
Note E — Changes in Units Outstanding (continued)
Vanguard Wellington Fund

	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/10	06/30/09	06/30/10	06/30/09
Unit value, beginning of period	$26.62	$21.97	$22.26	$18.35

Unit value, end of period	$25.62	$22.99	$21.44	$19.22

Number of units outstanding, beginning of period	1,895.109	1,895.109	139,892.838	146,439.049

Withdrawals	0.000	0.000	(27.983)	(20.308)

Transfers between Account divisions, net	0.000	0.000	0.000	(7,556.477)

Number of units outstanding, end of period	1,895.109	1,895.109	139,864.855	138,862.264

Vanguard Morgan Growth Fund

	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/10	06/30/09	06/30/10	06/30/09
Unit value, beginning of period	$25.33	$18.74	$18.55	$13.73

Unit value, end of period	$23.58	$20.62	$17.28	$15.11

Number of units outstanding, beginning of period	3,355.965	4,948.696	46,918.577	51,282.998

Withdrawals	0.000	0.000	0.000	0.000

Transfers between Account divisions, net	0.000	(1,592.731)	0.000	(4,364.421)

Number of units outstanding, end of period	3,355.965	3,355.965	46,918.577	46,918.577

Vanguard Prime Money Market Fund

	Investor Class	Investor Class	Investor Class	Investor Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/10	06/30/09	06/30/10	06/30/09
Unit value, beginning of period	$4.68	$4.70	$4.68	$4.70

Unit value, end of period	$4.66	$4.70	$4.66	$4.70

Number of units outstanding, beginning of period	16,634.135	17,067.455	397,853.524	424,251.085

Withdrawals	(70.450)	(71.008)	(10,808.118)	(13,041.141)

Transfers between Account divisions, net	0.000	0.000	(29,834.581)	0.000

Number of units outstanding, end of period	16,563.685	16,996.447	357,210.825	411,209.944

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2010
Note E — Changes in Units Outstanding (continued)
Federal Life Equity Portfolio

	06/30/10	06/30/09
Unit value, beginning of year	$10.76	$0.00

Unit value, end of year	$10.11	$0.00

Number of units outstanding, beginning of year	741.469	0.000

Net contract purchase payments	0.000	0.000

Withdrawals	0.000	0.000

Transfers between Account divisions, net	0.000	0.000

Number of units outstanding, end of year	741.469	0.000

Federal Life Fixed Income Portfolio

	06/30/10	06/30/09
Unit value, beginning of year	$9.99	$0.00

Unit value, end of year	$10.43	$0.00

Number of units outstanding, beginning of year	250.271	0.000

Net contract purchase payments	0.000	0.000

Withdrawals	0.000	0.000

Transfers between Account divisions, net	0.000	0.000

Number of units outstanding, end of year	250.271	0.000

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2010

Note F —	Summary of units outstanding, unit values, expenses and total return for each of the five periods ended June 30:
Vanguard Wellesley Income Fund
Admiral / Investor Class Non-qualified

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2010	82,272.898	$20.09	$1,652,504	0.85%	2.68%
June 30, 2009	88,621.431	17.52	1,552,727	0.85%	1.72%
June 30, 2008	88,959.384	18.30	1,628,372	0.85%	-10.21%
June 30, 2007	81,285.813	18.81	1,529,178	0.85%	5.41%
June 30, 2006	96,881.796	16.89	1,636,341	0.85%	3.13%
Vanguard Long-Term Corporate Fund
Investor Class Qualified

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2010	10.197	$13.56	$138	0.85%	16.60%
June 30, 2009	10.197	11.50	117	0.85%	-1.72%
June 30, 2008	10.197	11.14	114	0.85%	-7.51%
June 30, 2007	10.197	10.89	111	0.85%	-3.66%
June 30, 2006	10.197	10.24	104	0.85%	-12.77%
Vanguard Long-Term Corporate Fund
Admiral / Investor Class Non-qualified

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2010	46,446.483	$13.79	$640,513	0.85%	17.06%
June 30, 2009	81,040.501	11.68	946,671	0.85%	-1.18%
June 30, 2008	82,325.993	11.30	930,404	0.85%	-4.72%
June 30, 2007	83,315.697	11.04	919,524	0.85%	-3.41%
June 30, 2006	89,769.654	10.36	930,308	0.85%	-10.86%

*	Annualized

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2010

Note F —	Summary of units outstanding, unit values, expenses and total return for each of the five periods ended June 30 (continued):
Vanguard Windsor Fund
Admiral / Investor Class Qualified

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets (1)	Net Assets	Return*
June 30, 2010	33,420.672	$34.35	$1,148,103	0.85%	-17.00%
June 30, 2009	34,474.679	29.97	1,033,096	0.85%	6.88%
June 30, 2008	66,011.473	39.85	2,630,376	0.85%	-33.33%
June 30, 2007	72,185.326	53.27	3,845,063	0.85%	12.18%
June 30, 2006	74,908.423	43.72	3,274,750	0.85%	7.61%
Vanguard Windsor Fund
Admiral / Investor Class Non-qualified

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets (1)	Net Assets	Return*
June 30, 2010	364,617.351	$23.98	$8,744,817	0.85%	-17.77%
June 30, 2009	385,739.008	20.92	8,070,155	0.85%	10.67%
June 30, 2008	456,266.523	27.82	12,693,014	0.85%	-34.32%
June 30, 2007	487,005.463	37.19	18,110,731	0.85%	13.27%
June 30, 2006	478,758.994	30.52	14,612,083	0.85%	6.92%
Vanguard Wellington Fund
Investor Class Qualified

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2010	1,895.109	$25.62	$48,562	0.85%	-13.09%
June 30, 2009	1,895.109	22.99	43,569	0.85%	8.55%
June 30, 2008	1,895.109	26.83	50,837	0.85%	-12.14%
June 30, 2007	1,895.109	28.05	53,153	0.85%	12.63%
June 30, 2006	2,356.147	24.05	56,656	0.85%	6.54%
Vanguard Wellington Fund
Admiral / Investor Class Non-qualified

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2010	139,864.856	$21.44	$2,999,101	0.85%	-7.50%
June 30, 2009	138,862.265	19.22	2,669,281	0.85%	7.38%
June 30, 2008	144,453.944	22.40	3,236,465	0.85%	-11.99%
June 30, 2007	139,443.798	23.40	3,263,112	0.85%	11.51%
June 30, 2006	141,815.325	20.04	2,841,534	0.85%	6.67%

*	Annualized

(1)	Does not include payout reserve

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2010

Note F —	Summary of units outstanding, unit values, expenses and total return for each of the five periods ended June 30 (continued):
Vanguard Morgan Growth Fund
Admiral / Investor Class Qualified

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2010	3,355.965	$23.58	$79,149	0.85%	-14.25%
June 30, 2009	3,355.965	20.62	69,206	0.85%	10.95%
June 30, 2008	4,992.336	29.30	146,291	0.85%	-18.82%
June 30, 2007	5,075.111	31.56	160,171	0.85%	16.30%
June 30, 2006	5,150.423	26.66	137,292	0.85%	1.51%
Vanguard Morgan Growth Fund
Admiral / Investor Class Non-qualified

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2010	46,918.577	$17.28	$810,537	0.85%	-14.25%
June 30, 2009	46,918.577	15.11	708,714	0.85%	13.03%
June 30, 2008	51,282.998	21.46	1,100,746	0.85%	-18.86%
June 30, 2007	52,387.352	23.12	1,211,062	0.85%	14.49%
June 30, 2006	76,164.327	19.53	1,487,148	0.85%	1.50%
Vanguard Prime Money Market Fund
Investor Class Qualified

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2010	16,563.685	$4.66	$77,232	0.85%	-0.81%
June 30, 2009	16,996.447	4.70	79,845	0.85%	0.06%
June 30, 2008	17,067.455	4.66	79,544	0.85%	2.17%
June 30, 2007	50,760.230	4.51	229,068	0.85%	5.26%
June 30, 2006	21,245.949	4.33	91,920	0.85%	3.34%
Vanguard Prime Money Market Fund
Investor Class Non-qualified

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2010	357,210.825	$4.66	$1,665,585	0.85%	-0.82%
June 30, 2009	411,209.943	4.70	1,931,751	0.85%	0.06%
June 30, 2008	424,251.085	4.66	1,977,256	0.85%	2.23%
June 30, 2007	472,821.871	4.51	2,133,726	0.85%	4.22%
June 30, 2006	478,925.955	4.33	2,072,066	0.85%	3.22%

*	Annualized

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2010

Note F —	Summary of units outstanding, unit values, expenses and total return for the period ended June 30 (continued):
Federal Life Equity Portfolio

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return
June 30, 2010	741.469	$10.11	$7,494	0.50%	-5.81%
Federal Life Fixed Income Portfolio

				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return
June 30, 2010	250.271	$10.43	$2,610	0.50%	4.63%

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2010
Note G — Fair Value Measurements
SFAS No. 157, “Fair Value Measurement” defines fair value, establishes a framework for measuring fair value, outlines a fair value hierarchy based on inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The implementation of FAS 157 resulted in expanded disclosures about securities measured at fair value, as described below:
Level 1 — inputs utilize quoted prices (unadjusted) in active markets for identical assets that the Company has ability to access at the measurement date.
Level 2 — inputs utilize other than quoted prices included in Level 1 that are observable for the similar assets, either directly or indirectly.
Level 3 — inputs are unobservable for the asset, and include situations where there is little, if any, market activity for the asset.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset.
Both observable and unobservable inputs may be used to determine the fair value positions classified within the Level 3 category. As a result, the unrealized gains and losses for invested assets within the invested assets within the Level 3 category may include changes in the fair value that are attributed to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities inputs).

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2010
Note G — Fair Value Measurements (continued)
The following table presents information abount the Account’s assets measured at fair value on a recurring basis as of June 30, 2010 and indicates the fair value hierarchy of the valuation techniques utilized by the Account to detemine such fair value:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets:
Vanguard Wellesley Income Fund Admiral class nonqualified	$1,658,109	$—	$—	$1,658,109
Vanguard Long-Term Corporate Fund Investor class qualified	166	—	—	166
Vanguard Long-Term Corporate Fund Admiral class nonqualified	638,884	—	—	638,884
Vanguard Windsor Fund Admiral class qualified	1,549,037	—	—	1,549,037
Vanguard Windsor Fund Admiral class nonqualified	8,767,091	—	—	8,767,091
Vanguard Wellington Fund Investor class qualified	48,644	—	—	48,644
Vanguard Wellington Fund Admiral class nonqualified	3,004,079	—	—	3,004,079
Vanguard Morgan Growth Fund Admiral class qualified	79,856	—	—	79,856
Vanguard Morgan Growth Fund Admiral class nonqualified	812,448	—	—	812,448
Vanguard Prime Money Market Fund Investor class qualified	78,563	—	—	78,563
Vanguard Prime Money Market Fund Investor class nonqualified	1,671,725	—	—	1,671,725
Federal Life Equity Portfolio	7,518	—	—	7,518
Federal Life Fixed Income Portfolio	2,618	—	—	2,618

Total Assets	$18,318,738	$—	$—	$18,318,738

The fair value of the Account’s Funds are determined to be Level 1 inputs, which are derived from readily available pricing sources.